Unaudited Interim Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Interim Financial Data
Unaudited Interim Financial Data
Unaudited interim financial information for the years ended December 31, 2012 and 2011 is as follows:

	Quarter Ended
	March 31	June 30 (a)	September 30 (b)	December 31
	(in thousands, except per share amounts)
2012
Revenue	$128,835	$154,498	$160,157	$174,735
Operating Income (Loss)	(22,872)	(35,781)	(18,274)	17,200
Income (Loss) from Continuing Operations	(33,836)	(52,403)	(37,166)	$2,405
Income (Loss) from Discontinued Operations, Net of Taxes	(4,506)	(2,668)	(692)	1,862
Net Income (Loss)	$(38,342)	$(55,071)	$(37,858)	$4,267
Basic Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.02
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.01
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03
Diluted Income (Loss) Per Share:
Income (Loss) from Continuing Operations	$(0.24)	$(0.33)	$(0.23)	$0.01
Income (Loss) from Discontinued Operations	(0.04)	(0.02)	(0.01)	0.02
Net Income (Loss)	$(0.28)	$(0.35)	$(0.24)	$0.03

	Quarter Ended
	March 31	June 30	September 30	December 31
	(in thousands, except per share amounts)
2011
Revenue	$144,151	$147,020	$139,907	$143,493
Operating Income (Loss)	5,619	(4,077)	(2,138)	(5,816)
Loss from Continuing Operations	(8,167)	(13,299)	(15,426)	(17,858)
Loss from Discontinued Operations, Net of Taxes	(6,052)	(10,131)	(1,566)	(3,629)
Net Loss	$(14,219)	$(23,430)	$(16,992)	$(21,487)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations	$(0.07)	$(0.10)	$(0.11)	$(0.13)
Loss from Discontinued Operations	(0.05)	(0.08)	(0.01)	(0.03)
Net Loss	$(0.12)	$(0.18)	$(0.12)	$(0.16)
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(a)	Includes $47.5 million in asset impairment charges (See Notes 12 and 17).

(b)	Includes $60.7 million in asset impairment charges, an $18.4 million gain on the sale of Platform Rig 3 and a $27.3 million gain on the Hercules 185 insurance settlement (See Notes 6, 12 and 17).